DEBT (Tables)	9 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
Schedule of Short-term Borrowings, Bank Overdrafts and Long-term Debt
Short-term borrowings, bank overdrafts and long-term debt consisted of the following:

	September 30, 2025	December 31, 2024

	(U.S. Dollars in thousands)
Corporate Revolving Credit Facility	$154,262	$18,999
Term Loan Facilities	597,562	703,700
Vessel financing loans	49,040	60,068
Other long-term financing arrangements	56,256	64,201
Other revolving credit facilities, at a weighted average interest rate of 5.6% as of September 30, 2025 (5.6% as of December 31, 2024)	61,502	34,717
Bank overdrafts	14,706	11,443
Finance lease obligations, at a weighted average interest rate of 5.6% as of September 30, 2025 (5.5% as of December 31, 2024)	45,814	74,018
Total debt, gross	979,142	967,146
Unamortized debt discounts and debt issuance costs	(7,692)	(9,531)
Total debt, net	971,450	957,615
Current maturities, net of unamortized debt discounts and debt issuance costs	(57,445)	(80,097)
Bank overdrafts	(14,706)	(11,443)
Long-term debt, net	$899,299	$866,075